Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Current assets
Cash and cash equivalents	$ 109,360		$ 74,067
Accounts receivable (Note 3)	46,488		38,999
Notes receivable (Notes 8(b) and 8(c))	4,004		16,061
Inventories (Note 4)	33,977		30,595
Income taxes recoverable (Note 19)	23,951		22,857
Current portion of deferred tax assets (Note 19)	4,141		7,661
Other current assets (Note 6)	2,042		13,842
Assets of discontinued operations			936
Total current assets	223,963		205,018
Property, plant and equipment, net (Note 5)	88,217		97,690
Deferred tax assets (Note 19)	52,855		73,237
Long-term investments (Note 7)	1,450	[1]	1,473	[1]
Other long-term assets (Note 8)	62,096		81,245
Total assets	428,581		458,663
Current liabilities
Accounts payable	18,783		13,661
Accrued liabilities (Note 10)	80,322		52,914
Income taxes payable (Note 19)	9,494		4,238
Current portion of long-term debt (Note 11)	4,190		4,156
Current portion of deferred revenue (Note 12)	1,500		1,820
Liabilities of discontinued operations			4,079
Total current liabilities	114,289		80,868
Long-term debt (Note 11)	39,141		40,174
Deferred revenue (Note 12)	1,958		3,855
Long-term income taxes payable (Note 19)	3,960		9,369
Other long-term liabilities (Note 13)	74,468		39,619
Total liabilities	233,816		173,885
Shareholders’ equity
Common shares at par – Authorized shares: unlimited; Issued and outstanding shares: 61,909,101 and 62,378,521, respectively; (Note 15)	252,168		254,076
Additional paid-in capital	84,726		83,159
Accumulated deficit	(265,474)		(216,789)
Accumulated other comprehensive income	123,345		164,332
Total shareholders’ equity	194,765		284,778
Total liabilities and shareholders’ equity	$ 428,581		$ 458,663

[1]	Long-term investments include an investment in LCC, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of LCC other than to obtain its share of earnings and losses. During the year ended October 31, 2012, the Company reported equity loss of $0 (2011 - $0.1 million; 2010 - $0.7 million) from the investment in LCC. The Company's exposure to losses is limited to its investment of $0 (October 31, 2011 - $0).